Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation and amortization expenses	$ 295	$ 332	$ 323